IMPAIRMENT CHARGE - Summary of Loan Loss Charges (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Loan Loss Charges [Abstract]
Expected credit loss allowance	$ (165,038,170)	$ (85,210,541)	$ (451,194,023)	$ (251,921,502)
Direct charge offs	(2,890,001)	(2,860,328)	(7,523,520)	(8,861,897)
Total	$ (167,928,171)	$ (88,070,869)	$ (458,717,543)	$ (260,783,399)